UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-21726

Parr Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: April 30, 2009

Date of reporting period: 07/01/2007 to 06/30/2008

ITEM 1. PROXY VOTING RECORD:

See Exhibit A attached

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, theregistrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

By:  /s/ Stephen L. Parr
Stephen L. Parr, President

Date August 21, 2008

USX China Fund								Exhibit A
July 1, 2007 to June 30, 2008

Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

Netease.com, Inc.	NTES	64110W102	9/7/2007	Re-election of director: William Ding	Issuer	yes	FOR	FOR
				Re-election of director: Michael Tong	Issuer	yes	FOR	FOR
				Re-election of director: Michael Leung	Issuer	yes	FOR	FOR
				Re-election of director: Joseph Tong	Issuer	yes	FOR	FOR
				Re-election of director: Alice Cheng	Issuer	yes	FOR	FOR
				Re-election of director: Denny Lee	Issuer	yes	FOR	FOR
				Re-election of director; Lun Feng	Issuer	yes	FOR	FOR
				To ratify the appointment of Price Waterhouse Coopers Zhong Tian CPAs Limited company as idependent auditors of Netease.Com, Inc. for the fiscal year ending December 31, 2007.	Issuer	yes	FOR	FOR
				To transact such other business as may properly come before the annual general meeting or any adjourment or postponement thereof	Issuer	yes	ABSTAIN	ABSTAIN

Aluminum Corporation of China Limited	ACH	22276109	10/12/2007	That the resolutions relating to the merger of Baotou Aluminum with the company be authorized and approved	Issuer	yes	FOR	FOR
				That the Articles of Association of the Company be amended.	Issuer	yes	FOR	FOR
				That the Amendment to Article 99 of the Articles of Association be and hereby generally and unconditionally approved	Issuer	yes	FOR	FOR
				That Chinalco and the parties acting in concert with it be exempted from making a general offer for the shares.	Issuer	yes	FOR	FOR
				That the Board be authorized to implement the merger proposal, all as more fully described in the proxy statement.	Issuer	yes	FOR	FOR
				That the annual limits for the transactions under the mutual supply agreement for the three financial years be revised.	Issuer	yes	FOR	FOR
				That to consider and approve an interim dividend of RMBO.137 per ordinary share.	Issuer	yes	FOR	FOR
				That to consider and approve a special dividend of RMBO.013 (tax inclusive) per ordinary share of the company.	Issuer	yes	FOR	FOR
				That the resolutions relating to the merger of Baotou Aluminum with the company by way of the proposed share exchange be authorized and approved.	Issuer	yes	FOR	FOR
				that the Whitewash Waiver be and is hereby approved.	Issuer	yes	ABSTAIN	ABSTAIN

Huaneng Power International, Inc.	HNP	443304100	10/9/2007	To consider and approve the proposal regarding the issue of corporate bonds by Huaneng Power International, Inc.	Issuer	yes	FOR	For

Tongjitang Chinese Medicines	TCM	89025E103	10/24/2007	Resolutions as set out in paragraph 1 of the Notice of Annual General Meeting	Issuer	yes	FOR	FOR

American Oriental Bioengineering, Inc.	AOB	28731107	12/3/2007	Directors recommend: a vote for election of the following nominees: 1) Tony Liu, 2) Jun Min, 3) Yanchun Li, 4) Binsheng Li, 5) Cosimo	Issuer	yes	FOR	FOR
J. Patti, 6) Xianmin Wang, 7) Eileen Bridget Brody, 8) Lawrence S. Wizel, 9) Baiqing Zhang
				Proposal to ratify the appointment of Weinberg & Co., P.A. as the company's independent auditors.	Issuer	yes	ABSTAIN	ABSTAIN

China Petroleum & Chemical Corp.	SINOPEC	16941R108	11/15/2007	1. To consider item by item the "Resolution relating to the Proposal for the Issuance of Bonds with Warrants":
				Issuance Size;	Issuer	yes	FOR	FOR
				Issuance Price;	Issuer	yes	ABSTAIN	ABSTAIN
				Issuance Target, Method of Issuance and Arrangement of Sale to Existing Shareholders;	Issuer	yes	FOR	FOR
				Term of the Bonds;	Issuer	yes	ABSTAIN	ABSTAIN
				Interest Rate of the Bonds with Warrants;	Issuer	yes	ABSTAIN	ABSTAIN
				Term and Method of Repayment for Principal and Interest	Issuer	yes	FOR	FOR
				Term of Redemption;	Issuer	yes	FOR	FOR
				Guarantee;	Issuer	yes	ABSTAIN	ABSTAIN
				Term of Warrants;	Issuer	yes	FOR	FOR
				Conversion Period of the Warrants;	Issuer	yes	FOR	FOR
				Proportion of Exercise Price of the Warrants;	Issuer	yes	FOR	FOR
				Exercise Price of the Warrants;	Issuer	yes	FOR	FOR
				Adjustment of the Exercise Price of the Warrants;	Issuer	yes	FOR	FOR
				Use of Proceeds from the Proposed Issuance;	Issuer	yes	FOR	FOR
				Validity of the Resolution;	Issuer	yes	FOR	FOR
				Authorizations to the Board of Directors to complete the Specific Matters of the Proposed Issuance	Issuer	yes	FOR	FOR
				2. To consider the "Resolution relating to the feasibility of the projects to be invested with the proceeds from the proposed issuance."	Issuer	yes	ABSTAIN	ABSTAIN
				3. To consider the "resolution relating to the descriptioin prepared by the Board of Directors on the use of proceeds from the previous	Issuer	yes	ABSTAIN	ABSTAIN
issuance."

Qiao Xing Universal Telephone, Inc.	XING	G7303A109	12/7/2007	Directors recommend: a vote for election of the following nominees: 1) R.L. Wu, 2) Z.Y.Wu, 3) Z.Y.Mu, 4) Y.H.Zhang, 5) E. Tsai	Issuer	yes	FOR	FOR

Comtech Group, Inc.	COGO	205821200	12/21/2007	Directors recommend: a vote for election of the following nominees 1) Jeffrey Kang, 2) Hope Ni, 3) Q.Y.Ma, 4) Frank Zheng, 5) JP Gan	Issuer	yes	FOR	FOR
				Ratification of the appointment of KPMG as independent auditors	Issuer	yes	FOR	FOR

Sinopec Shanghai Petrochemical Co. Ltd.	SHI	82935M109	12/13/2007	That the product supply and sales services framework agreement and the continuing connected transactions contained therein be	Issuer	yes	FOR	For
and is hereby generally and unconditionally approved and confirmed, and that any director of the company be and is hereby authorized to do all acts and things and execute all documents, all as more fully described in the proxy statements.
				That the Comprehensive Services Framework Agreement contained therein be and is hereby generally and unconditionally approved	Issuer	yes	ABSTAIN	ABSTAIN
and confirmed, and that any director of the company be and is hereby authorized to do all acts and things and execute all documents, all as more fully described in the proxy statement.
				That the caps for each of the continuing connected transactions (as defined int eh compan's announcement or circular) for the years	Issuer	yes	ABSTAIN	ABSTAIN
ending 31 December 2008, 31 December 2009 and 31 December 2010 be and are hereby generally and unconditionally approved.

The9 Ltd.	NCTY	88337K104	12/14/2007	The re-election and appointment of Jun Zhu as an executive director (class III) of the company, effective from the closing of this annual	Issuer	yes	FOR	FOR
general meeting, to serve for a three (3) year term ending at the 2010 annual general shareholders meeting or until his successor is duly elected and qualified.
				The appointment of Cheung Kin Au-Yeung to replace the retiring Stephen Cheuk Kin Law as a non-executive director (class III) of the	Issuer	yes	FOR	FOR
company, effective from the closing of this annual general meeting, to serve for a three (3) year term ending at the 2010 annual general meeting or until his successor is duly elected and qualified.

Shanda Interactive Entertainment Ltd.	SNDA	81941Q203	12/18/2007	Elect the director for the ensuing year: Tianqiao Chen	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Danian Chen	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Qianqian Luo	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Jingsheng Huang	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Chengyu Xiong	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Bruno Wu	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Jun Tang	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Qunzhao Tan	Issuer	yes	FOR	FOR
				Elect the director for the ensuing year: Grace Wu	Issuer	yes	FOR	FOR

CNOOC Ltd.	CEO	126132109	12/6/2007	To approve the revised cap for the "provision of exploration and support services" category of continuing connected transactions	Issuer	yes	AGAINST	AGAINST
				To approve the non-exempt continuing connected tranactions	Issuer	yes	ABSTAIN	ABSTAIN
				To approve the proposed caps for each category of the non-exempt continuing connected tranactions	Issuer	yes	FOR	FOR

Guangshen Railway Company Limited	GSH	40065W109	12/27/2007	To approve the proposed revision of the annual cap for the financial year ending December 31, 2007 in relation to the continuing	Issuer	yes	FOR	FOR
connected transactions under the comprehensive services agreement dated November 15, 2004 entered into between the company and Guangzhou Railway Group Yang Cheng Railway Industrial Company.
				To approve, confirm and ratify the comprehensive Services Agreement dated November 5, 2007 entered into between the company	Issuer	yes	FOR	FOR
and Guangzhou Railway (Group) Company, the continuing connected transactions referred to therein, all as more fully described in the proxy statement.
				To approve, confirm and ratify the conditional comprehensive Services Agreement dated November 5, 2007 entered into between	Issuer	yes	FOR	FOR
the company and Guangzhou Railway Group Yang Cheng Railway Industrial Company, the continuing connected transactions referred to therein.
				To approve, confirm and ratify the conditional comprehensive Services Agreement dated November 5, 2007 entered into between the	Issuer	yes	FOR	FOR
company and Guangshen Railway Enterprise Development Company, the continuing connected transactions referred to therein.

China Netcom Group Corp. Ltd.	CN	16940Q101	12/6/2007	To approve the continuing connected transactions contemplated under the Engineering and Information Technology Services	Issuer	yes	FOR	FOR
Agreement 2008-2010, as set forth in the company's circular enclosed herewith.
				To approve the continuing connected transactions contemplated under the Domestic Interconnectioin Settlement Agreement	Issuer	yes	FOR	FOR
2008-2010 and the Internatioinal Long Distance Voice Services Settlement Agreement 2008-2010, as set forth in the company's circular enclosed herewith.
				To approve the amendments to the Articles of Association of the company, as set forth in the company's circular enclosed herewith.	Issuer	yes	FOR	FOR

Chinacast Education Corp.	CAST	16946T109	12/18/2007	To approve the company's 2007 omnibus securities and incentive plan, which provides for the grant of up to 2,500,000 shares of the	Issuer	yes	FOR	FOR
company's common stock pursuant to distribution equivalent rights, incentive stock options, non-qualified stock options, performance share awards, restricted stock awards, all as more fully described in the proxy statement.
				Proposal to ratify the appointment of Deloitte Touche Tohmatsu CPA Ltd. as the company's independent auditors.	Issuer	yes	FOR	FOR

Fuwei Films Holdings Co. Ltd.	FFHL	G3704F102	12/21/2007	Directors recommend: a vote for election of the following nominees: 01 - Xiaoan He; 02 - Cindy Lu; 03 - Changrong Ji; 04 - Yudong	Issuer	yes	FOR	FOR
Huang; 05 - Tee Chuang Khoo; 06 - Xiuyong Zhang
				Ratify the appointment of Kabani & Company, Inc. as the Company's independent auditors.	Issuer	yes	ABSTAIN	ABSTAIN

Yanghou Coal Mining Company Limited	YZC	984846105	1/30/2008	To consider and approve the terms of the acquisition agreement and all the transactions contemplated therein and to approve,	Issuer	yes	FOR	"FOR
confirm and ratify the execution of the acquisition agreement and to authorize the directors to give effect to the acquisition agreement and transactions contemplated therein, all as more fully described in the proxy statement.
				To consider and approve the proposed amendment to Article 158 of the Articles of Association of the Company, details of which are	Issuer	yes	FOR	FOR
more particularly described in the Notice of Extraordinary General Meeting and the Company's circular dated 14 December 2007.

Huaneng Power Internatioinal, Inc.	HNP	443304100	3/4/2008	To approve the coal purchase and coal transportation framework agreement entered into between the company and Huaneng Energy	Issuer	yes	FOR	FOR
& Communications Holding Co., Ltd., the continuing connected transaction contemplated thereby and the transactioin cap for 2008 thereof.

China Mobile (Hong Kong) Limited	CHL	16941M109	5/8/2008	To receive and consider the audited financial statements and the reports of the directors and auditors	Issuer	yes	FOR	FOR
				To declare an ordinary final dividend for the year ended 31 December 2007	Issuer	yes	FOR	FOR
				To declare a special final dividend for the year ended 31 December 2007	Issuer	yes	FOR	FOR
				To re-elect Lu Xiangdong as a director	Issuer	yes	FOR	FOR
				To re-elect Xue Taohai as a director	Issuer	yes	FOR	FOR
				To re-elect Huang Wenlin as a director	Issuer	yes	FOR	FOR
				To re-elect Xin Fanfei as a director	Issuer	yes	FOR	FOR
				To re-elect Lo Ka Shui as a director	Issuer	yes	FOR	FOR
				To re-appoint Messrs. Kpmg as auditors and to authorize the directors to fix their remuneration.	Issuer	yes	FOR	FOR
				To give a general mandate to the directors to repurchase shares in the company.	Issuer	yes	FOR	FOR
				To give a general mandate to the directors to issue, allot and deal with additional shares in the company not exceeding 20% of the	Issuer	yes	AGAINST	AGAINST
aggregate nominal amount of the existing issued share capital.
				To extend the general mandate granted to the directors to issue, allot and deal with shares by the number of shares repurchased.	Issuer	yes	AGAINST	AGAINST

Sohu.com Inc.	SOHU	83408W103	5/30/2008	Directors recommend: a vote for election of the following nominees: 1) Edward B. Roberts; 2) Zhonghan Deng	Issuer	yes	FOR	FOR
To ratify the appointment of Pricewaterhousecoopers Zhong Tian CPAs limited company as our independent auditors for the fiscal
				year ending December 31, 2008.	Issuer	yes	FOR	FOR
To consider and act upon all other matters which may properly come before the annual meeting or any adjournment or postponement
				thereof	Issuer	yes	ABSTAIN	ABSTAIN

Huaneng Power International, Inc.	HNP	443304100	5/13/2008	Ordinary Resolutions:
				To consider and approve the working report from the Board of Directors of the Company for year 2007.	Issuer	yes	FOR	FOR
				To consider and approve the working report from the Supervisory Committee of the Company for year 2007.	Issuer	yes	FOR	FOR
				To consider and approve the audited financial statements of the Company for year 2007.	Issuer	yes	FOR	FOR
				To consider and approve the profit distribution plan of the Company for year 2007.	Issuer	yes	FOR	FOR
				To consider and approve the proposal regarding the appointment of the Company's auditors for year 2008.	Issuer	yes	FOR	FOR
Special Resolution:
				To consider and approve the proposal regarding the issue of short-term debentures by the Company.	Issuer	yes	FOR	FOR
Ordinary Resolutions:
Proposal regarding election of new session of Board of Directors of the Company (Note1):
				Consider and approve the re-appointment of Mr. Li Xiaopeng, as executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Huang Yongda as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Huang Long as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Wu Dawei as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the appointment of Mr. Liu Guuoyue as executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the appointment of Mr. Fan Xiaxia as executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Shan Qunying as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the appointment of Ms. Huang Mingyuan as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Xu Zujian as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Liu Shuyuan as non-executive director of the Company, with immediate effect.	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Liu Jipeng as independent non-executive director of the Company, with imm effect	Issuer	yes	FOR	FOR
				Consider and approve the re-appointment of Mr. Yu Ning as independent non-executive director of the Company, with imm effect.	Issuer	yes	FOR	FOR
				Consider and approve the appointment of Mr. Shao Shiwei as independent non-executive director of the Company, with imm effect	Issuer	yes	FOR	FOR
				Consider and approve the appointment of Mr. Zheng Jianchao as independent non-executive director of the Company, with imm eff	Issuer	yes	FOR	FOR
				Consider and approve the appointment of Mr. Wu Liansheng as independent non-executive director of the Company, with imm eff	Issuer	yes	FOR	FOR
Proposal regarding election of new session of supervisory committee of the Company (Note 2):
				Consider and approve the re-appointment of Mr. Guo Junming as supervisor of the Company, with immediate effect	Issuer	yes	Abstain	Abstain
				Consider and approve the re-appointment of Ms. Yu Ying as supervisor of the Company, with immediate effect.	Issuer	yes	Abstain	Abstain
				Consider and approve the re-appointment of Mr. Gu Jianguo as supervisor of the Company, with immediate effect.	Issuer	yes	Abstain	Abstain
				Consider and approve the appointment of Ms. Wu Lihua as supervisor of the Company, with immediate effect.	Issuer	yes	Abstain	Abstain

New Dragon Asia Corp.	NWD	64378H102	5/21/2008	Directors recommend: a vote for election of the following nominees: 1) Heng Jing Lu; 2) De Lin Yang; 3) Li Xia Wang; 4) Qi Xue;	Issuer	yes	FOR	FOR
5) Ling Wang; 6) Feng Ju Chen; 7) Zhi Yong Jiang
				To ratify the Board of Director's selection of Grobstein, Horwath & Company LLP to serve as the Company's independent	Issuer	yes	FOR	FOR
accountants for the fiscal year ending December 25, 2008.

Zhongpin, Inc.	HOGS	98952K107	6/26/2008	Election of Director: Xianfu Zhu	Issuer	yes	FOR	FOR
				Election of Director: Baoke Ben	Issuer	yes	FOR	FOR
				Election of Director: Min Chen	Issuer	yes	FOR	FOR
				Election of Director: Raymond Leal	Issuer	yes	FOR	FOR
				Election of Director: Yaoguo Pan	Issuer	yes	FOR	FOR
				Approve and ratify an amendment to our amended and restated 2006 equity incentive plan to increase the number of shares of	Issuer	yes	FOR	FOR
our common stock issuable thereunder by 700,000 shares.
				Ratify the appointment of BDO Shenzhen Dahua Taincheng CPAs, independent registered public accountants, as the	Issuer	yes	FOR	FOR
Company's independent auditors for the fiscal year ending December 31, 2008.

Zhongpin, Inc.	HOGS	98952K107		Election of Directors: Xianfu Zhu, as a Director	Issuer	yes	FOR	FOR
				Baoke Ben, as a Director	Issuer	yes	FOR	FOR
				Min Chen, as a Director	Issuer	yes	FOR	FOR
				Raymond Leal, as a Director	Issuer	yes	FOR	FOR
				Yaoguo Pan, as a Director	Issuer	yes	FOR	FOR
Approve and ratify an amendment to our Amended and Restated 2006 Equity Incentive Plan to increase the number of shares of
				our common stock issuable thereunder by 700,000 shares.	Issuer	yes	ABSTAIN	ABSTAIN
Ratify the appointment of BDO Shenzhen Dahua Tiancheng CPAs, independent registered public accountants, as the Company's
				Independent Auditors for the fiscal year ending December 31, 2008.	Issuer	yes	ABSTAIN	ABSTAIN

China Direct, Inc.	CDS	169384104	5/30/2008	Directors recommend: a vote for election of the following nominees: 1) Yuejian (James) Wang, 2) Marc Siegel, 3) David Barnes,
				4) Sheldon Steiner, 5) George Leibowitz	Issuer	yes	FOR	FOR
Ratification of the appointment of Sherb & Co., LLP as independent registered public accounts for the fiscal year ending Dec. 31,
				2008	Issuer	yes	ABSTAIN	ABSTAIN
				Approval of the 2008 executive stock incentive plan.	Issuer	yes	ABSTAIN	ABSTAIN
				Approval of the 2008 non-executive stock incentive plan.	Issuer	yes	ABSTAIN	ABSTAIN

Huaneng Power International. Inc.	HNP	443304100	6/24/2008	To approve the proposal regarding the acquisition of 100% equity interests in Sinosing Power PTE. Ltd. From China Huaneng Group,
				Transfer Agreement entered into between the Company and China Huaneng Group and the transaction contemplated thereby.	Issuer	yes	FOR	FOR

Huaneng Power International, Inc.	HNP	443304100	6/24/2008	To approve the proposal regarding the acquisition of 100% equity interests in Sinosing Power Pte.Ltd. From China Huaneng Group,
				Transfer Agreement entered into between the Company and China Huaneng Group and the transaction contemplated thereby.	Issuer	yes	FOR	FOR

Fushi Copperweld, Inc.	FSIN	3.61E+111	6/9/2008	Directors recommend: a vote for election of the following nominees: 1) Li Fu; 2) W. Christopher Wang; 3) Barry Raeburn; 4) Feng Bai;
				5) Jiping Hua; 6) John Francis Perkowski	Issuer	yes	FOR	FOR
Ratification of the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's independent auditor for the
				fiscal year ending December 31, 2008.	Issuer	yes	FOR	FOR

Wonder Auto Technology, Inc.	WATG	978166106	6/20/2008	Directors recommend: a vote for election of the following nominees: 1) Qingjie Zhao, 2) Meirong Yuan, 3) Larry Goldman, 4) David
				Murphy, 5) Xingye Zhang.	Issuer	yes	FOR	FOR
				Approve the ratification of PKF as the Company's accountant for fiscal year 2008.	Issuer	yes	FOR	FOR
				Approve the adoption of the company's 2008 equity incentive plan.	Issuer	yes	ABSTAIN	ABSTAIN

China Security & Surveillance Tech Inc.	CSCT.OB	16942J105	6/18/2008	Directors recommend: a vote for election of the following nominees: 1) Guoshen Tu, 2) Terence Yap, 3) Runsen Li, 4) Peter Mak,
				5) Robert Shiver	Issuer	yes	FOR	FOR
				Approve the ratification of GHP Horwath, P.C as the company's accountant for fiscal year 2008.	Issuer	yes	FOR	FOR